Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Cash and cash equivalents	$ 57,743	$ 59,308
Accounts receivable	368	523
Refundable deposits	199	197
Financial liabilities
Accounts payable	64	104
Accrued expenses	1,280	1,433
Lease liabilities - current and noncurrent	592
Carrying Amount
Financial assets
Cash and cash equivalents	57,743	59,308
Accounts receivable	368	523
Restricted cash	531	518
Refundable deposits	199	197
Financial liabilities
Accounts payable	64	104
Accrued expenses	1,280	1,433
Lease liabilities - current and noncurrent	592
Estimated Fair Value
Financial assets
Cash and cash equivalents	57,743	59,308
Accounts receivable	368	523
Restricted cash	531	518
Refundable deposits	199	197
Financial liabilities
Accounts payable	64	104
Accrued expenses	1,280	$ 1,433
Lease liabilities - current and noncurrent	$ 592